Employee benefits (Details 4) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Line Items]
Current service cost	$ 28,968	$ 29,604	$ 26,836
Interest cost, net	16,828	9,207	6,702
Termination benefits expense	$ 45,796	$ 38,811	$ 33,538